Equity Incentive Plan - Equity Incentive Plan (Details) shares in Millions, $ in Millions			9 Months Ended		12 Months Ended
	Jun. 01, 2025	May 31, 2025 shares	Feb. 28, 2026 USD ($) plan shares	Feb. 28, 2025 USD ($)	May 31, 2025 plan shares
Share-based Compensation
Number of active plans | plan			1		1
Selling, General and Administrative Expenses [Member]
Share-based Compensation
Stock-based compensation expense | $			$ 0.8	$ 1.0
2012 Equity Incentive Plan
Share-based Compensation
Number of shares authorized for issuance		66.8	79.3		66.8
Percentage of share outstanding	1.00%
Annual increase in shares authorized, as a percent of outstanding shares		1.00%
Shares available for future stock-based grants		66.8			66.8